Segmented Reporting - GK Mine Operations and KNP Resource Developed Exploration and Evaluation Programs (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Sales	$ 308,723	$ 226,993
Cost of sales:
Production costs	140,099	153,679
Cost of acquired diamonds	15,723	11,088
Depreciation and depletion	39,173	63,711
Loss from mine operations		(1,485)
Earnings from mine operations	113,728	(1,485)
Impairment reversal on property, plant and equipment	(240,593)
Impairment loss on property, plant and equipment	(240,593)	217,366
Exploration and evaluation expenses	5,547	3,807
Selling, general and administrative expenses	13,858	13,153
Operating income (loss)	334,916	(235,811)
Net finance expenses	(40,373)	(39,997)
Other income	143
Derivative gains (losses)	(67)	127
Foreign exchange gains (losses)	2,268	12,252
Net income (loss) before taxes	296,887	(263,429)
Total assets	877,497	595,329
Total liabilities	526,762	521,629
Gk Mine [Member]
Disclosure of operating segments [line items]
Sales	308,723	226,993
Cost of sales:
Production costs	140,099	153,679
Cost of acquired diamonds	15,723	11,088
Depreciation and depletion	39,173	63,711
Loss from mine operations		(1,485)
Earnings from mine operations	113,728
Impairment reversal on property, plant and equipment	(240,593)
Impairment loss on property, plant and equipment		217,366
Exploration and evaluation expenses	604	1,076
Selling, general and administrative expenses	13,816	13,110
Operating income (loss)	339,901	(233,037)
Net finance expenses	(40,367)	(39,920)
Other income	0
Derivative gains (losses)	(67)	127
Foreign exchange gains (losses)	2,268	12,252
Net income (loss) before taxes	301,735	(260,578)
Total assets	705,465	424,272
Total liabilities	523,397	519,074
KNP [Member]
Disclosure of operating segments [line items]
Sales	0	0
Cost of sales:
Production costs	0	0
Cost of acquired diamonds	0	0
Depreciation and depletion	0	0
Loss from mine operations		0
Earnings from mine operations	0
Impairment reversal on property, plant and equipment	0
Exploration and evaluation expenses	4,943	2,731
Selling, general and administrative expenses	42	43
Operating income (loss)	(4,985)	(2,774)
Net finance expenses	(6)	(77)
Other income	143
Derivative gains (losses)	0	0
Foreign exchange gains (losses)	0	0
Net income (loss) before taxes	(4,848)	(2,851)
Total assets	172,032	171,057
Total liabilities	$ 3,365	$ 2,555